Redeemable Convertible Preferred Stock - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Director $ / shares	Dec. 31, 2019 $ / shares
Class of Stock [Line Items]
Number of directors entitled to be elected by the shareholders | Director		3
Shares issued price per share | $ / shares		$ 3.0272
Sale of stock net consideration received on the transaction | $	$ 1.3	$ 50.0
Series Seed Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Dividend Rate (percent)		8.0	8.0
Number of directors entitled to be elected by the shareholders | Director		1
Shares issued price per share | $ / shares		$ 0.3507	$ 0.3507
Series A One Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Dividend Rate (percent)		8.0
Number of directors entitled to be elected by the shareholders | Director		1
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Dividend Rate (percent)		8.0	8.0
Number of directors entitled to be elected by the shareholders | Director		1
Shares issued price per share | $ / shares		$ 0.8194	$ 0.8194
Series C Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Dividend Rate (percent)		8.0	8.0
Number of directors entitled to be elected by the shareholders | Director		1
Shares issued price per share | $ / shares		$ 1.7194	$ 1.7194
Series D Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Dividend Rate (percent)		8.0	8.0
Shares issued price per share | $ / shares		$ 2.0181	$ 2.0181